SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands		Sep. 30, 2016	Dec. 31, 2015
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Long-term debt	[1]	$ 131,103	$ 45,834
Other non-current assets			0
ASU 2015-03 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Long-term debt			47,000
Other non-current assets			$ 1,200

[1]	Debt consists of outstanding amounts on our Credit Facility less unamortized deferred financing cost. Outstanding amounts on our Credit Facility were $132,000 and $47,000 as of September 30, 2016 and December 31, 2015, respectively. Please see note 2 to these Condensed Consolidated Financial Statements describing the effects of the accounting principle change covering the deferred financing cost.